Sales And Marketing Expenses - Summary of Detailed Information about Sales and Marketing Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about Sales and marketing expense [Abstract]
Online marketing	₽ 5,447	₽ 4,553	₽ 2,150
Employee-related cost	2,265	1,178	703
Offline media	1,502	1,146	344
Share-based compensation expense (reversal)	81	14	(42)
Other sales and marketing expenses	720	262	180
Total	₽ 10,015	₽ 7,153	₽ 3,335